N-4	May 01, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT NO. 49
Entity Central Index Key	0001015570
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Fees and Expenses [Text Block]
Important Information You Should Consider About The Contract

FEES AND EXPENSES
Charges for Early Withdrawals
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Series ADV
— No withdrawal charge.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Transaction Charges
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses (annual charges)	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Investment options (Portfolio fees and expenses) (1)	0.69%	0.69%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	0.35%	2.50%

(1)
 Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.

(2)
 Expressed as an annual percentage of the applicable benefit base. You must elect the GLWB in order to purchase this contract; however, you can drop the GLWB after the sixth contract anniversary.

Because your contract is customizable, the choices you make affect how much you will
pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $660	Highest Annual Cost $2,258
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Highest Anniversary Death Benefit and GLWB) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Charges for Early Withdrawals [Text Block]
Each series of the contract provides for different withdrawal charge periods and percentages.

Series B
— If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from Series B of the contract within 6 years following your last contribution, you will be assessed a withdrawal charge of up to 7% of contributions withdrawn. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $7,000 on a $100,000 investment.

Series ADV
— No withdrawal charge.

There is an interim value adjustment for amounts withdrawn from a Segment of the SIO before Segment maturity which could result in up to a 90% loss of the Segment Investment.

For additional information about charges for surrenders and early withdrawals see “Withdrawal charge” and “Adjustments with respect to early distributions from Segments” in “Charges and expenses” in the Prospectus and Appendix “Segment Interim Value”.

Transaction Charges [Text Block]
In addition to withdrawal charges, you may also be charged for other transactions (for special requests such as wire transfers, express mail, duplicate contracts, preparing checks, third-party transfers or exchanges, or when you transfer between investment options in excess of a certain number).

For additional information about transaction charges see “Charges that the Company deducts” in “Charges and expenses” in the Prospectus.

Ongoing Fees and Expenses [Table Text Block]	Each series of the contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Investment options (Portfolio fees and expenses) (1)	0.69%	0.69%
Optional benefits available for an additional charge (for a single optional benefit, if elected) (2)	0.35%	2.50%

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.69%	[1]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.69%	[1]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
Optional Benefits Minimum [Percent]	0.35%	[2]
Optional Benefits Maximum [Percent]	2.50%	[2]
Optional Benefits Footnotes [Text Block]	Expressed as an annual percentage of the applicable benefit base. You must elect the GLWB in order to purchase this contract; however, you can drop the GLWB after the sixth contract anniversary.
Lowest and Highest Annual Cost [Table Text Block]	Because your contract is customizable, the choices you make affect how much you will
pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $660	Highest Annual Cost $2,258
Assumes: • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees and expenses • No sales charges • No additional contributions, transfers or withdrawals
Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of optional benefits (Highest Anniversary Death Benefit and GLWB) and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the Prospectus.

Lowest Annual Cost [Dollars]	$ 660
Highest Annual Cost [Dollars]	$ 2,258
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the investment options and to limit the number of investment options which you may select. Such rights include, among others, combining any two or more investment options and transferring account value from any investment option to another investment option.

For more information see “The Separate Account” in “More information” in the Prospectus.

Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for any transfers among
the variable investment option in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Transfer charge” in “Charges and expenses” and “Portfolios of the Trusts” and “Structured Investment Option” in “Purchasing the contract” in the Prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your ability to contribute to any of the investment options. If you have one or more guaranteed benefits like the Return of Premium Death Benefit, Highest Anniversary Value Death Benefit or GLWB (which are also known as optional benefits) and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract, you may no longer be able to fund your guaranteed benefit(s).

You must elect the GLWB in order to purchase this contract. You can drop the GLWB after the sixth contract anniversary.

If you have a guaranteed benefit, additional contributions may be limited once you reach a certain age (80 for Return of Premium and 75 for Highest Anniversary Value) or once you start withdrawals (GLWB).

Withdrawals may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn.

For additional information about the optional benefits see “How you can purchase and contribute to your contract” in “Purchasing the contract” and “Benefits available under the contract” in the Prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Exchanges [Text Block]
Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about exchanges see “Charge for third-party transfer or exchange” in “Charges and expenses” in the Prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses”.
Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series ADV
Sales Load Imposed on Purchases	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7% (1)	None
Transfer Fee (2)	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125
Special Service Charges (4)	$90	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
7%	7%	6%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. Currently, we do not charge for the duplicate contract charge or the check preparation charge. However, we reserve the right to discontinue this waiver at any time, with or without notice.

(5)
Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series ADV

Guaranteed Benefits:

Guaranteed Lifetime Withdrawal Benefit (as a percentage of the benefit base) (1)(2)	2.50%	2.50%

Optional Highest Anniversary Value Death Benefit (as a percentage of the benefit base) (1)	0.35%	0.35%

Return of Premium Death Benefit	No additional charge	No additional charge

(1)
If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.

(2)
The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available
under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.69%	0.69%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs
include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Highest Anniversary Value Death Benefit and GLWB and that all account value is in the variable investment options
.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$9,654	$14,149	$17,905	$29,521	$2,654	$8,149	$13,905	$29,521
SeriesADV	$2,654	$8,149	$13,905	$29,521	$2,654	$8,149	$13,905	$29,521

Transaction Expenses [Table Text Block]
The first table describes fees and expenses that you will pay at the time that you surrender the contract or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.

Transaction Expenses

	Series B	Series ADV
Sales Load Imposed on Purchases	None	None
Withdrawal Charge (as a percentage of contributions withdrawn)	7% (1)	None
Transfer Fee (2)	$35	$35
Third Party Transfer or Exchange Fee (3)	$125	$125
Special Service Charges (4)	$90	$90
Segment Interim Value (applies for distributions from a Segment of the SIO prior to the Segment Maturity Date) (5)	90% of Segment Investment	90% of Segment Investment

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
7%	7%	6%	5%	4%	3%	0%

(2)
Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.

(3)
Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.

(4)
Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. Currently, we do not charge for the duplicate contract charge or the check preparation charge. However, we reserve the right to discontinue this waiver at any time, with or without notice.

(5)
Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.

Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses

	Series B	Series ADV

Guaranteed Benefits:

Guaranteed Lifetime Withdrawal Benefit (as a percentage of the benefit base) (1)(2)	2.50%	2.50%

Optional Highest Anniversary Value Death Benefit (as a percentage of the benefit base) (1)	0.35%	0.35%

Return of Premium Death Benefit	No additional charge	No additional charge

(1)
If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.

(2)
The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).

Annual Portfolio Company Expenses [Table Text Block]

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See Appendix “Portfolio Companies available
under the contract.” These expenses are for the period ended December 31, 2022, and may fluctuate from year to year.

Annual Portfolio Expenses
	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses) (*)	0.69%	0.69%

(*)
“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees, and other expenses)	[3]
Portfolio Company Expenses Minimum [Percent]	0.69%	[3]
Portfolio Company Expenses Maximum [Percent]	0.69%	[3]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs
include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Highest Anniversary Value Death Benefit and GLWB and that all account value is in the variable investment options
.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$9,654	$14,149	$17,905	$29,521	$2,654	$8,149	$13,905	$29,521
SeriesADV	$2,654	$8,149	$13,905	$29,521	$2,654	$8,149	$13,905	$29,521

Annuitize Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs
include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Highest Anniversary Value Death Benefit and GLWB and that all account value is in the variable investment options
.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$9,654	$14,149	$17,905	$29,521	$2,654	$8,149	$13,905	$29,521
SeriesADV	$2,654	$8,149	$13,905	$29,521	$2,654	$8,149	$13,905	$29,521

No Surrender Example [Table Text Block]
Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs
include transaction expenses, annual contract expenses, and annual Portfolio expenses.

These Examples assume that you invest $100,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses, Highest Anniversary Value Death Benefit and GLWB and that all account value is in the variable investment options
.

Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
SeriesB	$9,654	$14,149	$17,905	$29,521	$2,654	$8,149	$13,905	$29,521
SeriesADV	$2,654	$8,149	$13,905	$29,521	$2,654	$8,149	$13,905	$29,521

Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

This section discusses certain risks associated with purchasing a contract. The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

Variable Investment Option

•	The value of your variable investment option will fluctuate and you could lose some or all of your account value.

Structured Investment Option

Segment Risk of Loss

•
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. The risk of loss of principal and previously credited interest can become greater in the case of a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, a withdrawal under the GLWB rider, or a withdrawal to pay advisory fees under a Series ADV contract), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

—
For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 60% of your principal and previously credited interest with a -40% Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer, up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

—	For Annual Lock Segments . The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

Performance Cap Rates

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), and not an annual rate of return, even if the Segment Duration is longer than one year.

•	For Standard, Step Up, Dual Direction, Enhanced Upside, Dual Step Up and Loss Limiter Segments, your Segment Rate of Return for any Segment with a positive Index Performance Rate is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	Each contract series may have different Performance Cap Rates.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

•	If you elect a Cap Rate Hold, the Performance Cap Rates applicable to your Segments may be lower or higher than the Performance Cap Rates otherwise applicable for the same Segments on that Segment Start Date. This means you would receive lower Performance Cap Rates for your Segments than an owner investing in those same Segments who did not elect a Cap Rate Hold. See “Structured Investment Option — Segment Performance Cap Rate Hold” in “Contract features and benefits” for more information.

•	Step Up, Dual Direction, Enhanced Upside, Dual Step Up and Loss Limiter Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•
For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	Enhanced Upside Segments with a greater Enhanced Upside Rate tend to have lower Performance Cap Rates than Enhanced Upside Segments with a lower Enhanced Upside Rates.

•	For Loss Limiter Segments, Segment Investment Protection applies on the Segment Maturity Date.

•	For Loss Limiter Segments, while the Segment Investment Protection limits losses due to Index performance to -5% or -10%, you could lose more than that due to withdrawal charges, the Segment Interim Value calculation, other contract fees and charges, and taxes.

Segment Interim Value

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment option, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.
—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in Appendix “Segment Interim Value” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential
of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Segments, Segment Type Holding Accounts and Indices

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance

Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way Segment Rate of Return is calculated for Dual Direction Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -15% Segment Buffer, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 15.00% whereas, if the Index Performance Rate is -15.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

—
The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a
-15%
Segment Buffer and a Performance Cap Rate of 10%, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 14% whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10%.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index

Performance Rates and the Segment Buffer for negative Index Performance Rates. For Standard, Step Up, Dual Direction and Enhanced Upside Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

•	Foreign securities and Indexes with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China due to the inability of the PCAOB to inspect audit work and practices of PCAOB-registered accounting firms in China (including Hong Kong, to the extent their audit clients have operations in China).

—
Indexes with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	Past performance of an Index is not an indication of its future performance.

Withdrawals and Surrenders

•	Withdrawals and surrenders for Series B contracts may be subject to withdrawal charges.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	Owners should consider when to take the first withdrawal under the contract, since doing so will prohibit the owner from making any further contributions under the contract, and will also terminate all Deferral Incentives and income rate increases in connection with Annual Resets under the GLWB rider, which could significantly limit increases in the values under the GLWB as well as increases in the contract’s account value and death benefit.

•	If you take a withdrawal or surrender your Series B contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Series ADV Contracts

•
Series ADV contracts are only available through advisors who charge an advisory fee for their services, and this fee is in addition to contract fees and expenses. If you elect to pay the advisory fee from your account value (using either the Advisory Fee Service or by taking withdrawals), then these deductions will reduce the account value and perhaps the death benefit, will not receive index interest, and could reduce the Segment Investment by more than the amount of the deductions, and, over time, could result in a significant loss of principal and previously credited interest. NOTE: If you do not elect the Advisory Fee Service, withdrawals to pay advisory fees also: (1) will stop you from making further contributions under the contract and from receiving Deferral Incentives and income rate increases under the GLWB rider, which could significantly limit increases in your account value, death benefit, and GLWB rider values; (2) could significantly reduce or even eliminate the GLWB and terminate the contract; and (3) will be subject to federal and state income taxes and a 10% federal penalty tax. You should consider using a source other than the account value under the contract to pay advisory fees, if possible, to avoid these potential consequences, but if you do use your account value, you should elect the Advisory Fee Service.

Guaranteed Minimum Death Benefits

•	If you elect the Highest Anniversary Value Death Benefit, then the Return of Premium Death Benefit will not be included in your contract.

•	Please note that withdrawals under the contract, including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB rider, and withdrawals to pay advisory fees under a Series ADV contract, could reduce the Return of Premium and Highest Anniversary Value death benefits by substantially more than the amount of the withdrawal.

•	If you elect the Highest Anniversary Value Death Benefit, then you cannot make contributions to the contract once the oldest measuring life reaches age 76 (or the first contract date anniversary if later).

•
You cannot terminate the Highest Anniversary Value Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Highest Anniversary Value Death Benefit even if you no longer want or need the protection offered by the Highest Anniversary

Value Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your Highest Anniversary Value benefit base.

Change of Owner/Divorce

•	If the owner of the contract is changed, all guaranteed benefits terminate.

•	If you purchase the contract and subsequently divorce:

—
If a portion of the account value is withdrawn due to divorce, the withdrawal will be treated like any other withdrawal and, accordingly, (1) the value of the guaranteed minimum death benefits will be reduced and the reduction may be more than the amount withdrawn and (2) the value of the GLWB may be reduced and the reduction may be more than the amount withdrawn.

—	If the owner is changed on a single life contract all guaranteed benefits will terminate.

—
Joint measuring lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the original measuring lives dies which may result in the beneficiary (or beneficiaries) not receiving the death benefit.

Guaranteed Lifetime Withdrawal Benefit

•	The GLWB provides a guarantee that may never come into effect (i.e., withdrawals under the rider are taken from the owner’s own account value, and the chance of outliving account value and receiving lifetime payments from the Company may be minimal).

•	The contract may be unsuitable if the owner is interested in maximizing long-term accumulation rather than taking regular annual withdrawals, intends to take excess withdrawals or withdrawals prior to age 59
1
⁄
2
; or intends to take required minimum distributions that could cause excess withdrawals under the GLWB.

•
The contract may not be appropriate for some investors who intend to take advisory fee deductions under a Series ADV contract given the restrictions on making subsequent contributions and inability to receive Deferral Incentive and income rate increases in connection with Annual Resets, which could significantly limit increases in the values under the GLWB rider as well as increases in the contract’s account value and death benefit. If you take withdrawals to pay advisory fees that exceed the GAIA they will significantly reduce or eliminate the value of the GLWB and may terminate the contract.

•	Excess withdrawals may significantly reduce or eliminate the GLWB, and could terminate the contract.
•	All withdrawals, including those taken under the GLWB rider, will reduce the account value, remaining annual withdrawal limit, and death benefit, and could be subject to taxes and tax penalties. Guaranteed benefits may be reduced by more than the amount of the withdrawal.

•	Amounts withdrawn prior to Segment maturity will not be credited with any index interest at Segment maturity, and the remaining Segment Investment may be reduced by more than the amount of the withdrawal.

•	Taking withdrawals under the GLWB rider could, over time, result in a significant loss of principal and previously credited interest of up to 85% to 90%.

•	The maximum number of Deferral Incentives possible is 20. If you (or the older joint life, if applicable) are age 79 or older when you purchase your contract, you will not be able to receive the maximum number of Deferral Incentives.

•	Annual Resets are possible until age 85. If you elect the joint option and there is a 14-year or greater age gap between the joint lives, you may not be able to receive all potential Annual Resets to age 85.

•	The deduction of the GLWB charge, Highest Anniversary Value Death
Benefit
charge and any other charge will reduce the account value and make it less likely your guaranteed benefit base(s) will reset and, in the case of the GLWB, less likely that the applicable income rate will increase.

•	The GLWB will terminate at annuitization. If you annuitize before the maturity date (age 98), your annuity payments may be less than the GAIA.

•	If you elect Accelerated Income, the income rate used to calculate your income payments if your account value is reduced to zero by other than an excess withdrawal will be significantly lower than the income rate used immediately before your account value was reduced to zero.

See the “Guaranteed Lifetime Withdrawal Benefit” for more information.

Insurance Company Risk

No company other than Equitable Financial Life Insurance Company of America has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59 1/2.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits Available Under the Contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Charge
•   Available only at contract purchase
•   Available only to contract holder age 80 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 80

Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Generally no additional contributions are permitted under the contract once you reach age 75
(1)	Expressed as a percentage of the benefit base.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Guaranteed lifetime withdrawal benefit (GLWB)	Guarantees a minimum withdrawal value.	Optional (1)	2.50% (2)	Specified on Rate Sheet Supplement (3)
•   Available only at contract purchase
•   Available only to contract holder age 80 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted once you take a withdrawal

(1)	You must elect the GLWB in order to purchase this contract; however, you can drop the GLWB after the sixth contract anniversary.
(2)	Expressed as a percentage of the benefit base.
(3)	The current GLWB charge may be less than the maximum fee and is reflected on the applicable Rate Sheet Supplement.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Death Benefits

The contract offers two guaranteed minimum death benefits. The account value portion of the death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment.
The guaranteed minimum portion of the death benefit is discussed below. Please note that all withdrawals under the contract, including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB rider, and withdrawals to pay advisory fees under a Series ADV contract, could reduce the Return of Premium and Highest Anniversary Value death benefits by substantially more than the amount of the withdrawal.
Amounts withdrawn from any Segment before the Segment Maturity Date to pay the death benefit will reflect the Segment Interim Value calculation. For more information, see Appendix “Segment Interim Value” in this prospectus.

Guaranteed Minimum Death Benefits

At issue, you may elect the Highest Anniversary Value Death Benefit for an additional charge (the charge for this benefit is 0.35%) or receive the Return of Premium Death Benefit at no additional charge with your contract. If you elect the Highest Anniversary Value Death Benefit, the Return of Premium Death Benefit will not be included with your contract.

Return of Premium Death Benefit
. The Return of Premium Death Benefit is equal to the greater of your account value on the date we receive all necessary paperwork to pay the death claim and the Return of Premium benefit base on the date of death of the owner (or surviving joint life, if applicable) adjusted for any subsequent withdrawals. There is no charge for this benefit. The Return of Premium benefit base is not an account value or cash value. The Return of Premium benefit base is equal to (i) your initial contribution and any subsequent contributions, less (ii) a deduction that reflects any adjusted withdrawals (including any withdrawal charges). The amount of this deduction is determined by calculating the percentage of your current account value that is being withdrawn and reducing your current Return of Premium benefit base by the same percentage. See “How Withdrawals Affect your Guaranteed Benefits” for examples of pro rata reductions of benefit bases.

If you have a Series ADV contract, please note that withdrawals to pay advisory fees reduce your Return of Premium benefit base on a pro rata basis. For example, assume your starting account value and benefit base is $100,000 and that you decide to withdraw your advisory fee of 1.50% annual rate at the end of each quarter. Assuming you invest in
1-year
Segments with a Segment Rate of Return of 5% each year (net of all other fees and charges), if you withdraw the advisory fees from your Series ADV contract, by the end of one year you will withdraw $1,544 to pay your adviser, but your account value will be $103,425 and the Return of Premium benefit base will be $98,500. Had you chosen not to take advisory fees from your contract, your account value at the end of the year and, therefore, your death benefit at that time, would have been $105,000. Over ten years, assuming a constant net Segment Rate of Return of 5% for each successive
1-year
Segment, the total amount of advisory fees deducted would be $18,047, but the account value would be lower by $22,848 and the Return of Premium benefit base would be lower by $14,027 at $85,973. Please note, withdrawals to pay advisory fees may reduce your Return of Premium benefit base by more than the amount withdrawn. You should consider whether it is in your best interest to take withdrawals from your contract to pay advisory fees or pay them from another source.

Please note: This benefit terminates upon annuitization.

Highest Anniversary Value Death Benefit.
You can elect the Highest Anniversary Value Death Benefit for an additional charge. The Highest Anniversary Value Death Benefit is equal to the greater of your account value on the date we receive all necessary paperwork to pay the death claim and the Highest Anniversary Value benefit base on the date of death of the owner (or surviving joint life, if applicable) adjusted for any subsequent withdrawals. The Highest Anniversary Value benefit base is not an account value or cash value. The calculation of your Highest Anniversary Value benefit base will depend on whether you have taken a withdrawal.

If you have not taken a withdrawal, the Highest Anniversary Value benefit base is equal to the greater of (i) your initial contribution and any subsequent contributions or (ii) the highest account value on any contract date anniversary up to the contract date anniversary on or immediately following the owner’s (or younger joint life’s, if applicable) 85th birthday.

If you take a withdrawal, the Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the GAIA, and on a pro rata basis by the amount of any Excess Withdrawals (including any applicable withdrawal charges). Special rules apply if you enroll in our automatic RMD service. If you take a withdrawal and no longer have the GLWB, the Highest Anniversary Value benefit base will be reduced on a pro rata basis (including any applicable withdrawal charges). Reduction on a pro rata basis means that we calculate the percentage of your account value that is being withdrawn and we reduce your Highest Anniversary Value benefit base by the same percentage. See “How Withdrawals Affect your Guaranteed Benefits” for examples of pro rata reductions of benefit bases.

If you have a Series ADV contract, please note that withdrawals to pay advisory fees could reduce your Highest Anniversary Value benefit base on a pro rata basis. For example, assume your starting account value and benefit base is $100,000 and that you decide to withdraw your advisory fee of 1.50% annual rate at the end of each quarter. Assuming you invest in
1-year
Segments with a Segment Rate of Return of 5% each year (net of all other fees and charges), if you withdraw the advisory fees from your Series ADV contract, by the end of one year you will withdraw $1,544 to pay your adviser, but your account value will be $103,425 and the Highest Anniversary Value benefit base will be $103,425. Had you chosen not to take advisory fees from your contract, your account value at the end of the year and, therefore, your death benefit at that time, would have been $105,000. Over ten years, assuming a constant net Segment Rate of Return of 5% for each successive
1-year
Segment, the total amount of advisory fees deducted would be $18,047, but the account value would be lower by $22,848 and the Highest Anniversary Value benefit base would be lower by $22,848 at $140,041. Please note, withdrawals to pay advisory fees may reduce your Highest Anniversary Value benefit base by more than the amount withdrawn. You should consider whether it is in your best interest to take withdrawals from your contract to pay advisory fees or pay them from another source.

At any time after a withdrawal, the Highest Anniversary Value benefit base is equal to the greater of (i) the Highest Anniversary Value benefit base immediately following the most recent withdrawal or (ii) the highest account value on any contract date anniversary after the withdrawal up to the contract date anniversary on or immediately following the owner’s (or younger joint life’s, if applicable) 85th birthday.

If the Highest Anniversary Value Death Benefit is elected, then subsequent contributions are not permitted once the oldest measuring life reaches age 76 (or the first contract date anniversary if later).

A pro rata portion of the Highest Anniversary Value death benefit charge will be deducted if the death benefit is paid on any date other than a contract date anniversary.

Please note: This benefit terminates upon annuitization.

Payment of Death Benefits

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time while you are alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under joint contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. Under a contract with a non-natural owner that has joint annuitants, the surviving annuitant is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

In general, if the annuitant dies, the owner will become the annuitant, and the death benefit is not payable.

Effect of the owner’s death

In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. For joint life contracts, the death benefit is payable upon the death of the second to die of the owner and successor owner.
There are various circumstances, however, in which the contract can be continued by a successor owner or under a beneficiary continuation option (“BCO”). For contracts with spouses who are joint lives, the surviving spouse will automatically be able to continue the contract under the “spousal continuation” feature or under our beneficiary continuation option, as discussed below.

If you are the sole owner, your surviving spouse beneficiary may have the option to:

•	take the death benefit proceeds in a lump sum;

•	continue the contract as a successor owner under “spousal continuation” (if your spouse is the sole primary beneficiary) or under our beneficiary continuation option, as discussed below; or

•	roll the death benefit proceeds over into another contract.

If your surviving spouse rolls over the death benefit proceeds into a contract issued by us, the death proceeds will remain invested in this contract until your spouse’s new contract is issued. The amount of the death benefit will be calculated to equal the greater of the account value (as of the date your spouse’s new contract is issued) and the applicable guaranteed minimum death benefit (as of the date of your death). This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse’s new contract is issued.

For NQ contracts, if the surviving joint life is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint life may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

Non-spousal Contract Continuation

Any amount payable under the contract must be fully paid to the surviving joint life within five years, unless one of the exceptions described here applies. The surviving joint life may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased joint life’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

A surviving non-spousal joint life can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the beneficiary continuation option discussed below.

If the contract continues, the guaranteed minimum death benefit and charge and the GLWB and charge will then be discontinued. Withdrawal charges, if applicable under your Series B contract, will no longer apply, and no additional contributions will be permitted.

Spousal Continuation

For joint life NQ contracts, when the first spouse dies no death benefit is paid, and the contract continues as follows:

•	The guaranteed benefits continue.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule, if applicable, remains in effect.

If you are the contract owner and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not a joint life) must be 98 or younger at the time of continuation in order to continue the contract under spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the spouse beneficiary (under a single owner contract), may also elect to receive the death benefit or continue the contract under our beneficiary continuation option.

In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges if applicable will apply if subsequent contributions are made.

Beneficiary Continuation Option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019. Please speak with your financial professional or see Appendix “State contract availability and/or variations of certain features and benefits” for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to the changes made by the SECURE Act. Please speak with your financial professional for further information.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.
  The beneficiary continuation option must
be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen by an EDB.

•	An EDB who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•	The GLWB and any guaranteed minimum death benefit will no longer be in effect.

•
Upon the death of your beneficiary, the following distribution rules will apply to the subsequent beneficiary named by your beneficiary: (1) if your beneficiary is an EDB, the subsequent beneficiary must withdraw any remaining amount within ten years of your beneficiary’s death; or (2) if your beneficiary is not an EDB, the subsequent beneficiary must withdraw any remaining amount within 10 years of your death. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.
This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the
“5-year
rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the
5-year
rule, there will be no scheduled payments. Under the
5-year
rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•	If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	No additional contributions will be permitted.

•	If the beneficiary chooses the
“5-year
rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•	The GLWB and any guaranteed minimum death benefit will no longer be in effect.
•	Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the
5-year
rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•	We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

Living Benefits

Guaranteed Lifetime Withdrawal Benefit

For an additional charge (the maximum charge for this benefit is 2.50% and the current charge is specified on the applicable Rate Sheet Supplement), the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) guarantees that you can take income up to a maximum amount per year (the “guaranteed annual income amount” or “GAIA”)
first as withdrawals from your account value
and, only if necessary, as payments from us. The chance of outliving your account value and receiving payments from us may be minimal. The benefit is automatically included in your contract.

Overview

Under the GLWB, an owner can withdraw a specified amount of his or her account value each year (the “
guaranteed annual income amount
” or “
GAIA
”). If the account value is depleted and the owner has not withdrawn more than the GAIA each year, then the owner will receive income payments from the Company for life (single life) or over the lives of both the owner and successor owner (joint life).
The GAIA is calculated as a percentage (the
income rate
) of the
GLWB benefit base
. If an owner elects the
Level Income option
, then the income rate does not change if the account value is depleted under the rider. If an owner elects the
Accelerated Income option
, then the income rate will decrease to a
post-depletion income rate
if the account value has depleted. Under either option, the income rate may increase to a subsequent income rate
if there is an
Annual Reset
and no withdrawals have been taken under the contract.

The GLWB benefit base will initially equal the initial contribution. The GLWB benefit base will increase: (a) when subsequent contributions are made; (b) each year to equal the current account value (the
Annual
Reset
), if higher than the current GLWB benefit base; and (c) each year by a
Deferral Incentive amount
until the earliest of the 20th contract date anniversary, contract maturity, or the date the first withdrawal is taken from the contract.

The GLWB benefit base will decrease if a withdrawal that exceeds the GAIA - an excess withdrawal
- is taken, perhaps by substantially more than the amount of the withdrawal.

If the account value is depleted due to an excess withdrawal, the contract will terminate and no further benefits will be paid.

An owner should consider when to take the first withdrawal under the rider, since doing so will prohibit the owner from making any further contributions under the contract, and will also terminate all Deferral Incentives and income rate increases in connection with Annual Resets, which could significantly limit increases in the values under the GLWB as well as increases in the contract’s account value and death benefit.

The income rates, Deferral Incentive rate, and GLWB current charge are specified in the Rate Sheet Supplement.

You should not purchase this contract if:

•	You plan to take withdrawals in excess of your GAIA because those withdrawals may significantly reduce or eliminate the value of the benefit and may terminate the contract (see ‘‘Effect of Excess Withdrawals’’).

•	You are not interested in taking withdrawals prior to the contract’s maturity date.

•	You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply.

•	You plan to use it for withdrawals other than substantially equal payments prior to age 59 1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty.

Please also note:

•
The contract may not be appropriate for investors who intend to take advisory fee deductions under a Series ADV contract (other than through the Advisory Fee Service) given such deductions are treated as withdrawals and thus result in restrictions on making subsequent contributions and inability to receive Deferral Incentives and income rate increases in connection with Annual Resets. If you take withdrawals to pay advisory fees that exceed the GAIA they will significantly reduce or eliminate the value of the GLWB and may terminate the contract.

•	All withdrawals under the contract will reduce the account value, remaining GAIA, and death benefit, could be subject to federal and state income taxes and a possible 10% federal penalty tax, will count toward the free withdrawal amount for Series B contracts, will not be credited with any index interest at Segment maturity, could reduce guaranteed benefits by more than the amount of the withdrawal, and, over time, could result in a significant loss of principal and previously credited interest of up to 85% to 90%. Please see “Risk Factors” for more information.

•	Owners intending to take required minimum distributions must elect the contract’s automatic RMD service to avoid such distributions from being treated as Excess Withdrawals if their RMD exceeds the GAIA. This applies to IRAs, TSA and QP contracts. See ‘‘Lifetime required minimum distribution withdrawals’’. Please consult your tax adviser.

You can drop the GLWB after the sixth contract date anniversary. You cannot, however, change the life basis (e.g., single life or joint life) after the contract is issued.

See “Appendix: GLWB Example” to see a hypothetical illustration of how the GLWB works.

Income Options

When you purchase the contract it includes the GLWB and, accordingly, you must elect either “level income” or “accelerated income”. The two income options provide different income rates and structures. The initial income rates, the subsequent income rates used if there is an Annual Reset before the first withdrawal and the post depletion income rate used after your account value goes to zero by other than an excess withdrawal (accelerated income option only), are specified in the Rate Sheet Supplement. You cannot change your income option once your contract is issued.

The initial income rate applicable under each income option is based on the owner’s age at contract issue. If, on any contract date anniversary your GLWB benefit base resets pursuant to an Annual Reset
and
you have not yet taken a withdrawal from the contract, the applicable income rate may increase based on your attained age at the time of the reset. For joint life contracts, the initial income rate and any subsequent income rate is based on the age of the younger joint life. Once you take a withdrawal from the contract, the applicable income rate(s) will not increase.

Level Income
. The level income option provides you with a lifetime income rate (also referred to as the “guaranteed lifetime rate” in some documents). Under the level option, the applicable income rate does not change if your account value falls to zero by other than an excess withdrawal. You may want to select this income option if you do not want your income rate and GAIA to decrease if your account value goes to zero by other than an excess withdrawal, even though the likelihood of this happening may be relatively small, and you do not care that while you are withdrawing your account value the income rate and GAIA will be lower than the income rate and GAIA under the Accelerated Income option.

Accelerated Income
. The accelerated income option provides you with two income rates: a higher income rate (also referred to as the “accelerated income rate” in some documents) that is used when your account value is greater than zero (e.g., pre depletion) and a lower income rate (also referred to as the “accelerated income guaranteed lifetime rate” in some documents) that is used if your account value falls to zero by other than an excess withdrawal (e.g., post depletion). You may want to select this income option if you prefer higher income rates and therefore a higher GAIA while you are withdrawing your account value and do not care that your income rate and GAIA will decrease, perhaps significantly, if your account value goes to zero by other than an excess withdrawal.

GLWB Benefit Base

The GLWB benefit base (also referred to as the “Income Base” in some documents) is used to calculate your guaranteed annual income amount. At issue, your GLWB benefit base is equal to your initial contribution. Thereafter, the GLWB benefit base will increase or decrease, as follows:

•	Your GLWB benefit base will increase by the dollar amount of any subsequent contributions as of the date of the contribution.

•	Your GLWB benefit base may increase on certain contract date anniversaries, as described below under “Annual Reset” and “Deferral Incentive”.

•	Your GLWB benefit base will decrease any time an excess withdrawal occurs as of the date of the excess withdrawal. The amount of the decrease may be greater than the dollar amount withdrawn in excess of the GAIA. See ‘‘Effect of Excess Withdrawals’’.

Your GLWB benefit base is not an account value or cash value. The GLWB benefit base is used to determine the GLWB charge. Accordingly, the higher the GLWB benefit base, the higher the amount of the GLWB charge.

Annual Reset
. Your GLWB benefit base is eligible to reset on each contract date anniversary until you (or the younger joint life, if applicable) attain age 86. On any such contract date anniversary, we will compare your account value to your current GLWB benefit base and, if your account value is greater, we will reset your GLWB benefit base to equal your account value. Once you (or the younger joint life, if applicable) are 86, the GLWB benefit base will no longer reset. If your GLWB benefit base increases because of an Annual Reset before you take a withdrawal (including automatic withdrawals, required minimum distributions, withdrawals under the GLWB rider, and withdrawals to pay advisory fees under a Series ADV contract), your applicable income rate(s) may increase based on your age
(or the younger joint life’s age, if applicable) on that contract date anniversary.

Once you take your first withdrawal from the contract, the applicable income rate(s) will no longer increase. This applies to all withdrawals, including an automatic or systematic withdrawal, a required minimum distribution, a withdrawal under the GLWB rider, and a withdrawal to pay advisory fees under a Series ADV contract.

Deferral Incentive
. We will add a Deferral Incentive to your GLWB benefit base on each contract date anniversary during the Deferral Incentive period. The Deferral Incentive period ends upon the earlier of: (i) the first withdrawal from the contract, (ii) immediately after the 20th contract date anniversary or (iii) on the contract maturity date.

The Deferral Incentive for the first contract year is equal to all contributions received in the first 90 days after the contract is issued multiplied by the Deferral Incentive rate (which is specified on the Rate Sheet Supplement), plus a pro rata portion of the Deferral Incentive for each contribution received after the first 90 days. The proration is calculated by dividing the number of days remaining in the contract year (which starts with the day the contribution is received) by the total number of days in that contract year. For example, if the initial contribution was $50,000 and subsequent contributions of $10,000 each were received on the 45th day and 220th day of the first contract year and the Deferral Incentive rate was 5%, and assuming no withdrawals occurred, the Deferral Incentive for that first contract year would be $3,200 [((($50,000+$10,000)*5%)+(($10,000)*5%)*(146/365)) = $3,000+$200]. The Deferral Incentive for all subsequent years is equal to the total contributions on the first day of the contract year multiplied by the Deferral Incentive rate, plus a pro rata portion of the Deferral Incentive for each contribution received during that contract year. For example, assuming no more contributions and no withdrawals, the Deferral Incentive for the second contract year would be $3,500 [$70,000*5%].

Once you take your first withdrawal from the contract, no more Deferral Incentives will be applied. This applies to all withdrawals, including an automatic withdrawal, a required minimum distribution, a withdrawal under the GLWB rider, and a withdrawal to pay advisory fees under a Series ADV contract.

Reset Boost
. If an Annual Reset and Deferral Incentive are both applicable on the same contract date anniversary, the Deferral Incentive for that year will be added to the GLWB benefit base after the Annual Reset is applied. When the GLWB benefit base increases because of both an Annual Reset and Deferral Incentive, this is referred to as a “Reset Boost”.

Guaranteed Annual Income Amount

The GAIA is a percentage of the GLWB benefit base. The initial GAIA is equal to applicable income rate multiplied by the
GLWB benefit base on the contract issue date. We will recalculate the GAIA on the date of any subsequent contribution and on each contract date anniversary. If you take an excess withdrawal that does not reduce your account value to zero, your remaining GAIA will be zero for the remainder of that contract year. Your GAIA for the next contract year will be recalculated on the next contract date anniversary.

Your GAIA is not cumulative. If you withdraw less than the GAIA in any contract year, you may not add the remainder to your GAIA in any subsequent year.

There are various methods to withdraw the GAIA. See “Accessing Your Money” for more information. You can withdraw your GAIA from Segments on the Segment Maturity Date and avoid the Segment Interim Value calculation and losing any interest credited at Segment maturity on amounts withdrawn. For more information, see Appendix “Segment Interim Value” in this prospectus. A withdrawal from a Segment prior to the Segment Maturity Date could reduce your Segment Investment by more than the amount of the withdrawal, and, over time, could result in a significant loss of principal and previously credited interest. The decrease in the Segment Investment following the withdrawal will likely be greater the earlier the withdrawal is taken during the Segment Duration.

Annual income (e.g., the GAIA) is first taken as withdrawals from your account value and, if necessary, as payments from us.
If you
elect the accelerated income option and your account value is reduced to zero by other than an excess withdrawal, the annual income payment (e.g., GAIA) from us will be significantly less than the GAIA for the contract year during which your account value was reduced to zero.

The withdrawal charge, if applicable under your Series B contract, is waived for withdrawals up to the GAIA, but all withdrawals are counted toward your free withdrawal amount. See ‘‘Withdrawal Charge’’ in ‘‘Charges and Expenses’’.

Subsequent contributions

Subsequent contributions are not permitted after the first withdrawal (including automatic withdrawals, required minimum distributions, withdrawals under the GLWB rider, and withdrawals to pay advisory fees under a Series ADV contract) is taken.

Effect of Excess Withdrawals

An excess withdrawal occurs when the aggregate withdrawals during a contract year exceed the GAIA for that contract year. Once a withdrawal causes cumulative withdrawals during that contract
year to exceed the GAIA, the portion of that withdrawal that exceeds the GAIA and each subsequent withdrawal during that contract year are considered excess withdrawals.

An excess withdrawal can cause a significant reduction in your GLWB benefit base and your GAIA in subsequent contract years. If you take an excess withdrawal, we will reduce your GLWB benefit base by a pro rata amount, which we calculate as follows:
•	the dollar amount of the withdrawal that is in excess of the GAIA; divided by

•	the account value after the deduction of any portion of the withdrawal that was not in excess of the GAIA; multiplied by

•	the GLWB benefit base immediately before the withdrawal.

For example, assume you elected the level option and your GLWB benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals. Assume your applicable income rate is 5% so your GAIA is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Your GLWB benefit base pro rata adjustment is equal to $4,000 ($3,000/$75,000*$100,000). After the excess withdrawal your recalculated GLWB benefit base is $96,000 ($100,000 - $4,000). In addition, your GAIA in the following contract year is reduced to $4,800 (5.0% of $96,000).

Withdrawal charges, if applicable under your Series B contract, are applied to the amount of the withdrawal. See “Withdrawal Charge” in “Charges and Expenses”.

You should not purchase the contract if you plan to take withdrawals in excess of your GAIA as such withdrawals may significantly reduce or eliminate the value of the benefit. If your account value is less
than your GLWB benefit base (due to negative market performance, for example), an excess withdrawal will reduce your GLWB benefit base by more than the dollar amount of the excess withdrawal. An excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See “Effect of Your Account Value Falling to Zero”.

In general, if you purchase the contract as a traditional IRA, QP or TSA and participate in our automatic RMD service, an automatic withdrawal under that program will not cause an excess withdrawal, even if it exceeds your GAIA. For more information, see ‘‘Lifetime Required Minimum Distribution Withdrawals’’.

Annuitizing Your Contract

The GLWB will terminate at annuitization. If you annuitize before the maturity date (age 98), your annuity payments may be less than the GAIA. You should discuss with your financial professional whether choosing an annuity payout over the GAIA is appropriate for you.

If you have not dropped the GLWB and your contract is annuitized at maturity, you will be eligible to receive lifetime payments at least equal to the GAIA.

See “Your Annuity Payout Options” in Accessing Your Money.

Effect of Your Account Value Falling to Zero

If your account value falls to zero due to an excess withdrawal, we will treat that as a surrender request and terminate your contract and you will receive no further payments or benefits. We will deduct a pro rata potion of any guaranteed benefit charges, as well as, any other charges, including any withdrawal charges under a Series B contract, at this time from the proceeds of your request.
If your account value falls to zero by other than an excess withdrawal (e.g., by a non-excess withdrawal or a charge), you will receive a supplementary life annuity contract setting forth your continuing benefits. If you elected the accelerated income option, your income rate will be reduced to the applicable rate and the GAIA will be based on that reduced rate. The owner of the contract will be the owner and annuitant of the supplementary contract. The successor owner, if applicable, will be the joint annuitant under the supplementary contract. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under the contract. Under the supplementary contract:

•	No subsequent contributions will be permitted.

•	If you were taking withdrawals through the ‘‘maximum payment plan,’’ we will continue the scheduled withdrawal payments on the same basis. See “Maximum Payment Plan” under Automatic Payment Plans in the Accessing Your Money section of the prospectus for more information.

•	If you were taking withdrawals through the ‘‘customized payment plan’’ or in unscheduled partial withdrawals, we will pay the balance of the GAIA for that contract year in a lump sum. Payment of the GAIA will begin on the next contract date anniversary. See “Customized Payment Plan” under Automatic Payment Plans in the Accessing Your Money section of the prospectus for more information.

•	Payments will continue at the pre-depletion frequency or annually if automatic payments were not being made.

•	All death benefits will terminate.

•	All charges will no longer apply.

•	If at the time of your death the GAIA was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the beneficiary continuation option.

We may also offer you a Guaranteed Benefit Lump Sum Payment for you to choose instead of a supplementary life annuity contract. See Lump Sum Payment Option below.

Other important considerations

•	This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.

•	Amounts withdrawn in excess of your GAIA may be subject to a withdrawal charge, if applicable under your Series B contract. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the benefit and any guaranteed minimum death benefit(s).

•	Withdrawals are not considered annuity payments for tax purposes, and may be subject to an additional 10% federal income tax penalty if they are taken before age 59 1/2.
•	All withdrawals reduce your account value and death benefit.

•	The benefit terminates if the contract is continued under the beneficiary continuation option or under the spousal continuation feature if the spouse is not the successor owner.

•	If you transfer ownership of the contract, you terminate the benefit except in certain situations involving a non-natural owner.

•	For IRA, QP and TSA contracts, if you have to take a required minimum distribution (‘‘RMD’’) and it is your first withdrawal under the contract, the RMD will be considered your ‘‘first withdrawal’’ for all purposes.

•	Under a joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant for contracts with a nonnatural owner). For joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner’s spouse. A joint life can be dropped from the contract but the applicable income rate, as well as, any future income rate increase, will still be based on the age of the former joint life, if younger. Joint life is not permitted for QP contracts.

•	If you elect GLWB on a joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both joint life and single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. Any withdrawal made for the purpose of creating another contract for your ex-spouse will reduce the benefit base(s) as described in ‘‘How Withdrawals Affect Your Guaranteed Benefits”, even if pursuant to a divorce decree.

•	Before you name a beneficiary and if you are considering whether your successor owner/joint annuitant or beneficiary is treated as your spouse, please be advised that civil union partners and domestic partners are not treated as spouses for federal purposes; in the event of a conflict between state and federal tax law we follow federal tax law in the determination of spousal status.

•	If you annuitize before to the maturity date, the annuity payout may be less than the GAIA.

•	This benefit terminates upon annuitization.

Lump Sum Payment Option.
The Guaranteed Benefit Lump Sum Payment option is currently available if your GLWB is in force when your account value falls to zero by other than an excess withdrawal. If your account value falls to zero, as described above, we will send you a letter which will describe the options available to you, including the Guaranteed Benefit Lump Sum Payment option to make your election. In addition, the letter will include the following information:

1.	The Guaranteed Benefit Lump Sum offer is optional.

2.	If no action is taken, you will receive the stream of payments as promised under your contract.
3.	The amount and frequency of the stream of payments based on the GLWB income option elected and applicable income rate.

4.	The amount you would receive if you elect the Guaranteed Benefit Lump Sum offer.

5.	That the amount of the Guaranteed Benefit Lump Sum offer is less than the actuarial present value of the stream of payments.

6.	A description of the factors you should consider before accepting the Guaranteed Benefit Lump Sum offer.

7.	The reason we are making the Guaranteed Benefit Lump Sum offer.

You will have no less than 30 days from the day your account value falls to zero to elect an option. If you elect the Guaranteed Benefit Lump Sum Payment option, you will receive the lump sum amount in a single payment. If you elect the Guaranteed Benefit Lump Sum Payment, your contract and optional benefits will terminate, including any guaranteed minimum death benefit. If you do not make an election, we will issue you a supplementary life annuity contract.

We will determine the Guaranteed Benefit Lump Sum Payment amount as of the day your account value fell to zero. The amount of a Guaranteed Benefit Lump Sum Payment will vary based on the factors described below.

We first determine the contract reserves attributable to your contract using standard actuarial calculations, which is a conservative measurement of present value. In general, the contract reserve is the present value of expected future benefit payments. In determining your contract reserve, we take into account the following factors:

•	The owner/annuitant’s life expectancy (based on gender and age).

•	The current GAIA, in the form of a life annuity.

•	The interest rate at the time your account value fell to zero.

The Guaranteed Benefit Lump Sum Payment is calculated based on a percentage of the contract reserve based on certain factors including, but not limited to, the current interest rate environment. We will use the percentage that is in effect at the time of your election. The percentage will range from 50% to 90% of the contract reserve. If your account value falls to zero, as described above, we will notify you of the current percentage when we send you the letter describing the options available to you. Your payment will be reduced, as applicable, by any withdrawals made under a customized payment plan or maximum payment plan after your account value fell to zero. For information on how the Guaranteed Benefit Lump Sum Payment option works under certain hypothetical circumstances, please see Appendix “Guaranteed Benefit Lump Sum Payment Option Hypothetical Illustration”.
In the event your account falls to zero, as described above, you should evaluate this payment option carefully.
If you elect the Guaranteed Benefit Lump Sum Payment option, you would no longer have the opportunity to receive guaranteed payments from us.
When you purchased your contract you made a determination that the lifetime income stream available was important to you based on your personal circumstances. When considering this payment option, you should consider whether you still need the benefits of an ongoing lifetime income stream, given your personal and financial circumstances.

In addition, you should consider the following factors:

•	Whether, given your state of health, you believe you are likely to live to enjoy the future income benefits provided by the GLWB.

•	Whether a lump sum payment (which may be up to 50% less than the actuarial present value of the future stream of payments) is more important to you than a future stream of payments. See Appendix “Guaranteed Benefit Lump Sum Payment Option Hypothetical Illustration”.

•	Whether there are differences in tax consequences for taking a lump sum as opposed to receiving annuity payments.

In considering the factors above, and any other factors you believe are relevant, you may wish to consult with your financial professional or other advisor.

We believe that offering this payment option could be mutually beneficial to both us and to contract owners whose financial circumstances may have changed since they purchased the contract. If you elect the Guaranteed Benefit Lump Sum Payment option, you will immediately receive a lump sum payment rather than a stream of future payments over your lifetime. We would gain a financial benefit because we anticipate that providing a lump sum payment to you will be less costly to us than paying you periodic cash payments during your lifetime. The lump sum payment option may not be beneficial for everyone.

If you elect the Guaranteed Benefit Lump Sum Payment option it will be treated as a surrender of the contract and may be taxable and subject to tax penalties. For information on tax consequences, please see “Tax information”.

This payment option may not be available in all states. We may, in the future, suspend or terminate this payment option, or offer this payment option on more or less favorable terms.

How Withdrawals Affect your Guaranteed Benefits

All withdrawals (including automatic or systematic withdrawals, required minimum distributions, GLWB withdrawals, and withdrawals to pay advisory fees under a Series ADV contract) reduce your Return of Premium benefit base pro rata. Advisory Fee Payments will reduce the Return of Premium benefit base on a dollar-for-dollar basis.
If you elect the Highest Anniversary Value Death Benefit and you take a withdrawal (including automatic or systematic withdrawals, required minimum distributions, GLWB withdrawals, and withdrawals to pay advisory fees under a Series ADV contract) from your account, your Highest Anniversary Value benefit base will be reduced on a dollar-for-dollar basis by withdrawals up to the GAIA, and on a pro rata basis by the amount of any excess withdrawal amount (including any applicable withdrawal charges). If you drop the GLWB, any subsequent withdrawals will reduce your Highest Anniversary Value benefit base on a pro rata basis (including any applicable withdrawal charges). Advisory Fee Payments will reduce the Highest Anniversary Value benefit base on a dollar-for-dollar basis.

For the GLWB, withdrawals affect your GLWB benefit base, as follows:

•	Withdrawals up to your GAIA will not reduce your GLWB benefit base.

•	The portion of a withdrawal in excess of the GAIA (e.g., excess withdrawal) will reduce the GLWB benefit base on a pro rata basis. This means that once a withdrawal is taken that causes the sum of the withdrawals to exceed the GAIA in a contract year, that portion of the withdrawal that exceeds the GAIA and any subsequent withdrawals in that contract year will reduce the GLWB benefit base on a pro rata basis.

For purposes of calculating the adjustment to your guaranteed benefit bases, the amount of the withdrawal will include the amount of any applicable withdrawal charge.

As discussed in this section, certain withdrawals reduce your guaranteed benefit bases on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current guaranteed benefit bases by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base was $40,000 before the withdrawal, it would be reduced by $16,000 (40% of $40,000) and your new guaranteed benefit base after the withdrawal would be $24,000 ($40,000 – $16,000).

If you take a withdrawal that reduces your guaranteed benefit base on a pro rata basis and your account value is less than your guaranteed benefit base, the amount of the guaranteed benefit base reduction will exceed the amount of the withdrawal. However, if your account value is greater than your guaranteed benefit base, a pro rata withdrawal will result in a reduction of your guaranteed benefit base that will be less than the amount of the withdrawal. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed benefit base was $20,000 before the withdrawal, it would be reduced by $8,000 (40% of $20,000) and your new guaranteed benefit base after the withdrawal would be $12,000 ($20,000 – $8,000).
For information on how RMD payments affect your guaranteed benefits, including the special rules that apply if you enroll in our RMD withdrawal service, see “Lifetime required minimum distribution withdrawals”.

Dropping your Guaranteed Benefits

You can drop the GLWB after the sixth contract date anniversary. Please note that if the GLWB is dropped on any date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

You cannot drop the Highest Anniversary Value Death Benefit.

Guaranteed Benefit Offers

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group. If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“DCA Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The DCA Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The DCA Program allows you to gradually allocate amounts to available Segments by periodically transferring approximately the same dollar amount to your selected Segments. Regular allocations to the Segments will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segments, limit the number of Segments which you may elect or discontinue offering the DCA Program.
Under the DCA Program:

•	The minimum initial contribution required to establish a DCA Program is $25,000.

•	Subsequent contributions do not extend the time period of the DCA Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment(s) for the remainder of the DCA Program.

•	The DCA Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•	If you elect to invest in the DCA Program at contract issue, 100% of your initial contribution must be allocated to the DCA Program. In other words, your initial contribution cannot be split between your DCA Program and any other investment option available under the contract.

•	If your allocation instructions for the DCA Program do not match your instructions on file on the day the DCA Program is established, then your allocation instructions on file will be changed to match the DCA Program instructions. If you change your allocation instructions on file, the instructions for your DCA Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the DCA Program into your designated Segment(s) on a monthly basis (using the first Segment Start Date after establishing your DCA Program as the starting point for the monthly transfers). Each subsequent Dollar Cap Averaging transfer will occur on the Segment Start Date on or immediately following the monthiversary of the initial Dollar Cap Averaging transfer. We may offer the DCA Program in the future with transfers on a different basis. You can learn more about the DCA Program by contacting your financial professional or our processing office.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value allocated to the terminated Segment Type will be moved to the EQ/Money Market variable investment option and the DCA Program will continue.

If there are multiple Segments being transferred into as part of the DCA Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.
•	You may cancel your participation in the DCA Program at any time by notifying us in writing. If you terminate your DCA Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

•	You cannot elect the DCA Program at issue if you also elect a Cap Rate Hold nor can you start a DCA Program while a Cap Rate Hold is in effect.

Benefits Available [Table Text Block]
Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefits

These death benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current
Return of Premium Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.	Standard	No Charge
•   Available only at contract purchase
•   Available only to contract holder age 80 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 80

Highest Anniversary Value Death Benefit	Locks in highest adjusted anniversary account value as minimum death benefit.	Optional	0.35% (1)		• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Generally no additional contributions are permitted under the contract once you reach age 75
(1)	Expressed as a percentage of the benefit base.

Living Benefit

This living benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current

Guaranteed lifetime withdrawal benefit (GLWB)	Guarantees a minimum withdrawal value.	Optional (1)	2.50% (2)	Specified on Rate Sheet Supplement (3)
•   Available only at contract purchase
•   Available only to contract holder age 80 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted once you take a withdrawal

(1)	You must elect the GLWB in order to purchase this contract; however, you can drop the GLWB after the sixth contract anniversary.
(2)	Expressed as a percentage of the benefit base.
(3)	The current GLWB charge may be less than the maximum fee and is reflected on the applicable Rate Sheet Supplement.

Other Benefits

These other benefits are available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/Limitations
			Max	Current

Dollar Cap Averaging	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.	Optional	No Charge		• $25,000 minimum to begin program

Guaranteed Minimum Death Benefit [Text Block]
Guaranteed Minimum Death Benefits

At issue, you may elect the Highest Anniversary Value Death Benefit for an additional charge (the charge for this benefit is 0.35%) or receive the Return of Premium Death Benefit at no additional charge with your contract. If you elect the Highest Anniversary Value Death Benefit, the Return of Premium Death Benefit will not be included with your contract.

Guaranteed Minimum Withdrawal [Text Block]
Guaranteed Lifetime Withdrawal Benefit

For an additional charge (the maximum charge for this benefit is 2.50% and the current charge is specified on the applicable Rate Sheet Supplement), the Guaranteed Lifetime Withdrawal Benefit (“GLWB”) guarantees that you can take income up to a maximum amount per year (the “guaranteed annual income amount” or “GAIA”)
first as withdrawals from your account value
and, only if necessary, as payments from us. The chance of outliving your account value and receiving payments from us may be minimal. The benefit is automatically included in your contract.

Guaranteed Minimum Income [Text Block]
Guaranteed Annual Income Amount

The GAIA is a percentage of the GLWB benefit base. The initial GAIA is equal to applicable income rate multiplied by the
GLWB benefit base on the contract issue date. We will recalculate the GAIA on the date of any subsequent contribution and on each contract date anniversary. If you take an excess withdrawal that does not reduce your account value to zero, your remaining GAIA will be zero for the remainder of that contract year. Your GAIA for the next contract year will be recalculated on the next contract date anniversary.

Your GAIA is not cumulative. If you withdraw less than the GAIA in any contract year, you may not add the remainder to your GAIA in any subsequent year.

There are various methods to withdraw the GAIA. See “Accessing Your Money” for more information. You can withdraw your GAIA from Segments on the Segment Maturity Date and avoid the Segment Interim Value calculation and losing any interest credited at Segment maturity on amounts withdrawn. For more information, see Appendix “Segment Interim Value” in this prospectus. A withdrawal from a Segment prior to the Segment Maturity Date could reduce your Segment Investment by more than the amount of the withdrawal, and, over time, could result in a significant loss of principal and previously credited interest. The decrease in the Segment Investment following the withdrawal will likely be greater the earlier the withdrawal is taken during the Segment Duration.

Annual income (e.g., the GAIA) is first taken as withdrawals from your account value and, if necessary, as payments from us.
If you
elect the accelerated income option and your account value is reduced to zero by other than an excess withdrawal, the annual income payment (e.g., GAIA) from us will be significantly less than the GAIA for the contract year during which your account value was reduced to zero.

The withdrawal charge, if applicable under your Series B contract, is waived for withdrawals up to the GAIA, but all withdrawals are counted toward your free withdrawal amount. See ‘‘Withdrawal Charge’’ in ‘‘Charges and Expenses’’.

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH162749. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2022)
		Current Expenses	1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* — Equitable Investment Management Group, LLC (“EIMG”); BNY Mellon Investment Adviser, Inc.	0.69%	1.11%	0.85%	0.46%
*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least
99.5
% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH162749. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to
EquitableFunds@dfinsolutions.com.

Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	Portfolio Company - Investment Adviser; Sub Adviser(s), as applicable		Average Annual Total Returns (as of 12/31/2022)
		Current Expenses	1 year	5 year	10 year
Cash/Cash Equivalent	EQ/Money Market* — Equitable Investment Management Group, LLC (“EIMG”); BNY Mellon Investment Adviser, Inc.	0.69%	1.11%	0.85%	0.46%
*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least
99.5
% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]
The contract is subject to the risk of loss. You could lose some or all of your account value.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee Table” in the Prospectus.

Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options (e.g., the Portfolios) and the SIO. Each investment option, including the SIO, available under the contract, has its own unique risks. You should review the investment options and Segments of the SIO available under the contract before making an investment decision.

For additional information about the risks associated with investment options see ”Structured Investment Option”, “Variable investment options” and “Portfolios of the Trusts” in “Purchasing the contract”, as well as, “Principal risks of investing in the contract” and Appendix “Portfolio Companies available under the contract” in the Prospectus.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s account value. The general obligations, including the SIO, under the contract are supported by our general account and are subject to our claims-paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/selling-life-insurance/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

Principal Risk [Text Block]
Insurance Company Risk

No company other than Equitable Financial Life Insurance Company of America has any legal responsibility to pay amounts that we owe under the contract including amounts allocated to the structured investment option. The general obligations and any guaranteed benefits under the contract are supported by our general account and are subject to our claims-paying ability. You should look solely to our financial strength for our claims-paying ability.

Variable Investment Option [Member]
Prospectus:
Principal Risk [Text Block]	Variable Investment Option
•	The value of your variable investment option will fluctuate and you could lose some or all of your account value.

Structured Investment Option [Member]
Prospectus:
Principal Risk [Text Block]
Structured Investment Option

Segment Risk of Loss

•
There is a risk of a substantial loss of your principal and previously credited interest because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -40% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer. The risk of loss of principal and previously credited interest can become greater in the case of a withdrawal (including an automatic or systematic withdrawal, a required minimum distribution, a withdrawal under the GLWB rider, or a withdrawal to pay advisory fees under a Series ADV contract), annuitization, death, surrender, contract cancellation, or transfer prior to a Segment Maturity Date due to charges and adjustments imposed on those distributions, and this may occur even if index performance has been positive.

—
For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 60% of your principal and previously credited interest with a -40% Segment Buffer, up to 80% of your principal and previously credited interest with a -20% Segment Buffer, up to 85% of your principal and previously credited interest with a -15% Segment Buffer and up to 90% of your principal and previously credited interest with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Segment you are subject to the same risk of loss as described above.

—	For Annual Lock Segments . The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the
-10%
Segment Buffer. The cumulative result means that you could lose more than 90% of your principal and previously credited interest in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

Performance Cap Rates

•	The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), and not an annual rate of return, even if the Segment Duration is longer than one year.

•	For Standard, Step Up, Dual Direction, Enhanced Upside, Dual Step Up and Loss Limiter Segments, your Segment Rate of Return for any Segment with a positive Index Performance Rate is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	Each contract series may have different Performance Cap Rates.

•	The Performance Cap Rate for the same Segment may vary between owners but will not be less than the minimum Performance Cap Rate.

•	If you elect a Cap Rate Hold, the Performance Cap Rates applicable to your Segments may be lower or higher than the Performance Cap Rates otherwise applicable for the same Segments on that Segment Start Date. This means you would receive lower Performance Cap Rates for your Segments than an owner investing in those same Segments who did not elect a Cap Rate Hold. See “Structured Investment Option — Segment Performance Cap Rate Hold” in “Contract features and benefits” for more information.

•	Step Up, Dual Direction, Enhanced Upside, Dual Step Up and Loss Limiter Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•
For Enhanced Upside Segments, the impact from the Enhanced Upside Rate on the Segment Rate of Return may be limited by the Performance Cap Rate. This means you will receive the Performance Cap Rate instead of the fully enhanced Index Performance Rate as your Segment Rate of Return if the Index Performance Rate equals or exceeds the Performance Cap Rate.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	Enhanced Upside Segments with a greater Enhanced Upside Rate tend to have lower Performance Cap Rates than Enhanced Upside Segments with a lower Enhanced Upside Rates.

•	For Loss Limiter Segments, Segment Investment Protection applies on the Segment Maturity Date.

•	For Loss Limiter Segments, while the Segment Investment Protection limits losses due to Index performance to -5% or -10%, you could lose more than that due to withdrawal charges, the Segment Interim Value calculation, other contract fees and charges, and taxes.

Segment Interim Value

•	The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—
If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment option, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die, annuitize, cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.
—
Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in Appendix “Segment Interim Value” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential
of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would generally be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—
The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

Segments, Segment Type Holding Accounts and Indices

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into.

•
We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance

Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index. The alternative index would be used to calculate performance from the Segment Start Date to the Segment Maturity Date.

•	If the value for the underlying Index of a Segment is not published by the Index on the Segment Maturity Date, we will not be able to calculate the Segment Maturity Value, and we will keep your account value in the Segment. Once the underlying Index publishes this value and we have calculated the Segment Maturity Value, we will allocate your Segment Maturity Value in accordance with your instructions.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•	Because of the way Segment Rate of Return is calculated for Dual Direction Segments:

—
When the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, for a Dual Direction Segment with a -15% Segment Buffer, if the Index Performance Rate is
-15.00%
on the Segment Maturity Date the Segment Rate of Return is 15.00% whereas, if the Index Performance Rate is -15.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

—
The Segment Rate of Return may be greater for negative Index Performance Rates than for the corresponding positive Index Performance Rates. For example, for a Dual Direction Segment with a
-15%
Segment Buffer and a Performance Cap Rate of 10%, if the Index Performance Rate is -14% on the Segment Maturity Date the Segment Rate of Return is 14% whereas, if the Index Performance Rate is 14% on the Segment Maturity Date the Segment Rate of Return is 10%.

•	The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index or any underlying securities.

•	Your Segment Maturity Value is subject to application of the Performance Cap Rate for positive and flat Index

Performance Rates and the Segment Buffer for negative Index Performance Rates. For Standard, Step Up, Dual Direction and Enhanced Upside Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•	As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

•	Foreign securities and Indexes with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, involve risks not associated with U.S. securities and U.S. companies.

—
Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For this purpose, China may be viewed as an emerging market and there may also be significant risks related to investments in China due to the inability of the PCAOB to inspect audit work and practices of PCAOB-registered accounting firms in China (including Hong Kong, to the extent their audit clients have operations in China).

—
Indexes with exposure to non-U.S. companies and securities, especially in emerging and frontier markets, also include the following risks: the potential for errors in Index data, Index computation, and/or Index construction if information on non-U.S. companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing, and financial recordkeeping standards; the potential significance of such errors on the Index’s performance; limitations on the Company’s ability to oversee the Index provider’s due diligence process over Index data prior to its use in Index computation, construction, and/or rebalancing; and the rights and remedies associated with investments that track an Index comprised of foreign securities may be different from investments that track an Index of domestic securities.

•	Past performance of an Index is not an indication of its future performance.

Withdrawals and Surrenders [Member]
Prospectus:
Principal Risk [Text Block]
Withdrawals and Surrenders

•	Withdrawals and surrenders for Series B contracts may be subject to withdrawal charges.

•	Withdrawals will reduce your account value and death benefit and the amount of the reduction in the death benefit may be greater than the dollar amount of the withdrawal.

•	If you take a withdrawal or surrender from the SIO prior to Segment maturity you may receive less than the amount invested and less than the amount you would receive had you held the investment until Segment maturity.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•	Owners should consider when to take the first withdrawal under the contract, since doing so will prohibit the owner from making any further contributions under the contract, and will also terminate all Deferral Incentives and income rate increases in connection with Annual Resets under the GLWB rider, which could significantly limit increases in the values under the GLWB as well as increases in the contract’s account value and death benefit.

•	If you take a withdrawal or surrender your Series B contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•	We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, transfer fee, third party transfer or exchange fee and/or a charge for any optional benefits.

•	Withdrawals may be subject to income taxes and tax penalties. The minimum partial withdrawal amount is $300. Withdrawals will reduce your account value and optional benefit bases and the amount of the reduction may be greater than the dollar amount of the withdrawal. Excess Withdrawals may terminate or significantly reduce the value of your optional benefits. Certain withdrawals may also terminate your contract. Once you take a withdrawal, you cannot make additional contributions to the contract.

Series ADV Contracts

•
Series ADV contracts are only available through advisors who charge an advisory fee for their services, and this fee is in addition to contract fees and expenses. If you elect to pay the advisory fee from your account value (using either the Advisory Fee Service or by taking withdrawals), then these deductions will reduce the account value and perhaps the death benefit, will not receive index interest, and could reduce the Segment Investment by more than the amount of the deductions, and, over time, could result in a significant loss of principal and previously credited interest. NOTE: If you do not elect the Advisory Fee Service, withdrawals to pay advisory fees also: (1) will stop you from making further contributions under the contract and from receiving Deferral Incentives and income rate increases under the GLWB rider, which could significantly limit increases in your account value, death benefit, and GLWB rider values; (2) could significantly reduce or even eliminate the GLWB and terminate the contract; and (3) will be subject to federal and state income taxes and a 10% federal penalty tax. You should consider using a source other than the account value under the contract to pay advisory fees, if possible, to avoid these potential consequences, but if you do use your account value, you should elect the Advisory Fee Service.

Guaranteed Minimum Death Benefits [Member]
Prospectus:
Principal Risk [Text Block]
Guaranteed Minimum Death Benefits

•	If you elect the Highest Anniversary Value Death Benefit, then the Return of Premium Death Benefit will not be included in your contract.

•	Please note that withdrawals under the contract, including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB rider, and withdrawals to pay advisory fees under a Series ADV contract, could reduce the Return of Premium and Highest Anniversary Value death benefits by substantially more than the amount of the withdrawal.

•	If you elect the Highest Anniversary Value Death Benefit, then you cannot make contributions to the contract once the oldest measuring life reaches age 76 (or the first contract date anniversary if later).

•
You cannot terminate the Highest Anniversary Value Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Highest Anniversary Value Death Benefit even if you no longer want or need the protection offered by the Highest Anniversary

Value Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your Highest Anniversary Value benefit base.

Change of OwnerDivorce [Member]
Prospectus:
Principal Risk [Text Block]
Change of Owner/Divorce

•	If the owner of the contract is changed, all guaranteed benefits terminate.

•	If you purchase the contract and subsequently divorce:

—
If a portion of the account value is withdrawn due to divorce, the withdrawal will be treated like any other withdrawal and, accordingly, (1) the value of the guaranteed minimum death benefits will be reduced and the reduction may be more than the amount withdrawn and (2) the value of the GLWB may be reduced and the reduction may be more than the amount withdrawn.

—	If the owner is changed on a single life contract all guaranteed benefits will terminate.

—
Joint measuring lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the original measuring lives dies which may result in the beneficiary (or beneficiaries) not receiving the death benefit.

Guaranteed Lifetime Withdrawal Benefit [Member]
Prospectus:
Principal Risk [Text Block]
Guaranteed Lifetime Withdrawal Benefit

•	The GLWB provides a guarantee that may never come into effect (i.e., withdrawals under the rider are taken from the owner’s own account value, and the chance of outliving account value and receiving lifetime payments from the Company may be minimal).

•	The contract may be unsuitable if the owner is interested in maximizing long-term accumulation rather than taking regular annual withdrawals, intends to take excess withdrawals or withdrawals prior to age 59
1
⁄
2
; or intends to take required minimum distributions that could cause excess withdrawals under the GLWB.

•
The contract may not be appropriate for some investors who intend to take advisory fee deductions under a Series ADV contract given the restrictions on making subsequent contributions and inability to receive Deferral Incentive and income rate increases in connection with Annual Resets, which could significantly limit increases in the values under the GLWB rider as well as increases in the contract’s account value and death benefit. If you take withdrawals to pay advisory fees that exceed the GAIA they will significantly reduce or eliminate the value of the GLWB and may terminate the contract.

•	Excess withdrawals may significantly reduce or eliminate the GLWB, and could terminate the contract.
•	All withdrawals, including those taken under the GLWB rider, will reduce the account value, remaining annual withdrawal limit, and death benefit, and could be subject to taxes and tax penalties. Guaranteed benefits may be reduced by more than the amount of the withdrawal.

•	Amounts withdrawn prior to Segment maturity will not be credited with any index interest at Segment maturity, and the remaining Segment Investment may be reduced by more than the amount of the withdrawal.

•	Taking withdrawals under the GLWB rider could, over time, result in a significant loss of principal and previously credited interest of up to 85% to 90%.

•	The maximum number of Deferral Incentives possible is 20. If you (or the older joint life, if applicable) are age 79 or older when you purchase your contract, you will not be able to receive the maximum number of Deferral Incentives.

•	Annual Resets are possible until age 85. If you elect the joint option and there is a 14-year or greater age gap between the joint lives, you may not be able to receive all potential Annual Resets to age 85.

•	The deduction of the GLWB charge, Highest Anniversary Value Death
Benefit
charge and any other charge will reduce the account value and make it less likely your guaranteed benefit base(s) will reset and, in the case of the GLWB, less likely that the applicable income rate will increase.

•	The GLWB will terminate at annuitization. If you annuitize before the maturity date (age 98), your annuity payments may be less than the GAIA.

•	If you elect Accelerated Income, the income rate used to calculate your income payments if your account value is reduced to zero by other than an excess withdrawal will be significantly lower than the income rate used immediately before your account value was reduced to zero.

See the “Guaranteed Lifetime Withdrawal Benefit” for more information.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA or QP. The tax consequences discussed in this Prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Withdrawals are generally subject to income tax, and may be subject to tax penalties if taken before age 59 1/2.

COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.

While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Cybersecurity risks and catastrophic events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

EQ Money Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[4]
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	1.11%
Average Annual Total Returns, 5 Years [Percent]	0.85%
Average Annual Total Returns, 10 Years [Percent]	0.46%
Return of Premium Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Return of Premium Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•   Available only at contract purchase
•   Available only to contract holder age 80 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted under the contract once you reach age 80

Name of Benefit [Text Block]	Return of Premium Death Benefit
Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[5]
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Purpose of Benefit [Text Block]	Locks in highest adjusted anniversary account value as minimum death benefit.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.35%	[5]
Brief Restrictions / Limitations [Text Block]	• Available only at contract purchase • Withdrawals could significantly reduce or terminate benefit • Generally no additional contributions are permitted under the contract once you reach age 75
Name of Benefit [Text Block]	Highest Anniversary Value Death Benefit
Guaranteed Lifetime Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[5]
Name of Benefit [Text Block]	Guaranteed lifetime withdrawal benefit (GLWB)
Purpose of Benefit [Text Block]	Guarantees a minimum withdrawal value.
Optional Benefit [Flag]	true	[6]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	2.50%	[5]
Brief Restrictions / Limitations [Text Block]
•   Available only at contract purchase
•   Available only to contract holder age 80 or younger
•   Withdrawals could significantly reduce or terminate the benefit
•   Generally no additional contributions are permitted once you take a withdrawal

Name of Benefit [Text Block]	Guaranteed lifetime withdrawal benefit (GLWB)
Dollar Cap Averaging [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cap Averaging
Purpose of Benefit [Text Block]	Transfer account value to selected segment type holding accounts on a regular basis to potentially reduce the impact of market volatility.
Optional Benefit [Flag]	true
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• $25,000 minimum to begin program
Name of Benefit [Text Block]	Dollar Cap Averaging
Series B [Member]
Prospectus:
Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%	[7]
Deferred Sales Load, Footnotes [Text Block]

(1)
The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.

Charge as a % of contribution for each year following contribution
1	2	3	4	5	6	7+
7%	7%	6%	5%	4%	3%	0%

Exchange Fee, Current [Dollars]	$ 125	[8]
Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Other Transaction Fee, Current [Percent]	90.00%	[9]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,654
Surrender Expense, 3 Years, Maximum [Dollars]	14,149
Surrender Expense, 5 Years, Maximum [Dollars]	17,905
Surrender Expense, 10 Years, Maximum [Dollars]	29,521
Annuitized Expense, 1 Year, Maximum [Dollars]	9,654
Annuitized Expense, 3 Years, Maximum [Dollars]	14,149
Annuitized Expense, 5 Years, Maximum [Dollars]	17,905
Annuitized Expense, 10 Years, Maximum [Dollars]	29,521
No Surrender Expense, 1 Year, Maximum [Dollars]	2,654
No Surrender Expense, 3 Years, Maximum [Dollars]	8,149
No Surrender Expense, 5 Years, Maximum [Dollars]	13,905
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,521
Series B [Member] | Return of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Series B [Member] | Guaranteed Lifetime Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[10],[11]
Optional Benefit Expense, Footnotes [Text Block]

(1)
If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.

(2)
The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).

Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[10],[11]
Optional Benefit Expense, Footnotes [Text Block]

(1)
If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.

(2)
The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).

Series B [Member] | Optional Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[10]
Optional Benefit Expense, Footnotes [Text Block]	If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[10]
Optional Benefit Expense, Footnotes [Text Block]	If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.
Series B [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[12]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Series B [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. Currently, we do not charge for the duplicate contract charge or the check preparation charge. However, we reserve the right to discontinue this waiver at any time, with or without notice.
Series ADV [Member]
Prospectus:
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
Exchange Fee, Current [Dollars]	$ 125	[8]
Exchange Fee, Footnotes [Text Block]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
Other Transaction Fee, Current [Percent]	90.00%	[9]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,654
Surrender Expense, 3 Years, Maximum [Dollars]	8,149
Surrender Expense, 5 Years, Maximum [Dollars]	13,905
Surrender Expense, 10 Years, Maximum [Dollars]	29,521
Annuitized Expense, 1 Year, Maximum [Dollars]	2,654
Annuitized Expense, 3 Years, Maximum [Dollars]	8,149
Annuitized Expense, 5 Years, Maximum [Dollars]	13,905
Annuitized Expense, 10 Years, Maximum [Dollars]	29,521
No Surrender Expense, 1 Year, Maximum [Dollars]	2,654
No Surrender Expense, 3 Years, Maximum [Dollars]	8,149
No Surrender Expense, 5 Years, Maximum [Dollars]	13,905
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 29,521
Series ADV [Member] | Return of Premium Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Series ADV [Member] | Guaranteed Lifetime Withdrawal Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[10],[11]
Optional Benefit Expense, Footnotes [Text Block]

(1)
If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.

(2)
The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).

Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[10],[11]
Optional Benefit Expense, Footnotes [Text Block]

(1)
If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.

(2)
The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).

Series ADV [Member] | Optional Highest Anniversary Value Death Benefit [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[10]
Optional Benefit Expense, Footnotes [Text Block]	If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%	[10]
Optional Benefit Expense, Footnotes [Text Block]	If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.
Series ADV [Member] | Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 35	[12]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
Series ADV [Member] | Special Service Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 90	[13]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. Currently, we do not charge for the duplicate contract charge or the check preparation charge. However, we reserve the right to discontinue this waiver at any time, with or without notice.

[1]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2022 and could change from year to year.
[2]	Expressed as an annual percentage of the applicable benefit base. You must elect the GLWB in order to purchase this contract; however, you can drop the GLWB after the sixth contract anniversary.
[3]	“Annual Portfolio Expenses” are based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2024 (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2024. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios.
[4]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[5]	Expressed as a percentage of the benefit base.
[6]	You must elect the GLWB in order to purchase this contract; however, you can drop the GLWB after the sixth contract anniversary.
[7]	The charge percentage we use is determined by the number of years since receipt of the contribution to which the charge relates if you make a withdrawal, surrender your contract to receive its cash value, or, if offered, surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the year in which we receive that contribution to be “year 1”.
[8]	Currently, we do not charge for third party transfers or exchanges. However, we reserve the right to discontinue this waiver at any time, with or without notice. The maximum third party transfer or exchange fee is $125. The current charge (which, as described above is waived) is $65. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time.
[9]	Applies to withdrawals (including automatic or systematic withdrawals, required minimum distributions, withdrawals under the GLWB, and withdrawals to pay advisory fees under a Series ADV contract), surrenders, death, annuitization, contract cancellation, and transfers prior to the Segment Maturity Date. The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for Annual Lock Segment could be greater than 90%. If you surrender, annuitize, cancel your variable annuity contract, die, or make a withdrawal from a Segment before the Segment Maturity Date or Annual Lock Anniversary, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate. See “Structured Investment Option” for more information.
[10]	If the contract is surrendered, annuitized, or a death benefit is paid, or, the GLWB charge if the GLWB is dropped, on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge.
[11]	The current GLWB charge may be less than shown above and is reflected on the Rate Sheet Supplement. The minimum GLWB charge is 1.00%. Once a contract is issued, the GLWB charge percentage will not change. The GLWB charge may vary by income option (level or accelerated) and life basis (single or joint).
[12]	Currently, we do not charge for transfers among investment options under the contract. However, we reserve the right to charge for transfers among the variable investment option in excess of 12 transfers per contract year. We will charge no more than $35 for each transfer at the time each transfer is processed. See “Transfer charge” under “Charges that the Company deducts” in “Charges and expenses”.
[13]	Special service charges include (1) express mail charge; (2) wire transfer charge; (3) duplicate contract charge; and (4) check preparation charge. These charges may increase over time to cover our administrative costs. We may discontinue these services at any time. Currently, we do not charge for the duplicate contract charge or the check preparation charge. However, we reserve the right to discontinue this waiver at any time, with or without notice.